Financial Instruments and Fair Value Disclosures, Investment in Debt Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Debt Securities [Abstract]
Held to maturity debt securities	$ 760,658
Trading debt securities	554,924	$ 0
Impairment losses	828,558	$ 0
Carrying Amount [Member] | Level 1 [Member]
Investment in Debt Securities [Abstract]
Held to maturity debt securities	750,000
Trading debt securities	554,924
Total	1,304,924
Fair Value [Member] | Level 1 [Member]
Investment in Debt Securities [Abstract]
Held to maturity debt securities	760,658
Trading debt securities	554,924
Total	$ 1,315,582